UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21117
                                                     ---------

                        UBS Credit Recovery Fund, L.L.C.
     ----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
     ----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
     ----------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2008
                                             -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                        UBS CREDIT RECOVERY FUND, L.L.C.
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




                                   YEAR ENDED
                                DECEMBER 31, 2008

                        UBS CREDIT RECOVERY FUND, L.L.C.
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




                                   YEAR ENDED
                                DECEMBER 31, 2008





                                    CONTENTS


Report of Independent Registered Public Accounting Firm......................  1

Statement of Assets, Liabilities and Members' Capital........................  2

Statement of Operations .....................................................  3

Statements of Changes in Members' Capital....................................  4

Statement of Cash Flows .....................................................  5

Financial Highlights ........................................................  6

Notes to Financial Statements................................................  7

Schedule of Portfolio Investments............................................ 15

[LOGO OMITTED]  ERNST & YOUNG LLP                  Ernst & Young LLP
                                                   5 Times Square
                                                   New York, New York 10036-6530

                                                   Tel: (212) 773-3000






            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE MEMBERS AND BOARD OF DIRECTORS OF
        UBS CREDIT RECOVERY FUND, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of UBS Credit Recovery Fund, L.L.C. (the "Fund"), including the schedule of portfolio investments, as of December 31, 2008, and the related statements of operations and cash flows for the year then ended, the statements of changes in members' capital for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and the disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments in investment funds as of December 31, 2008, by correspondence with management of the underlying investment funds and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Credit Recovery Fund, L.L.C. at December 31, 2008, the results of its operations and its cash flows for the year then ended, the changes in its members' capital for each of the two years in the period the ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.


                                                           ERNST & YOUNG LLP

February 23, 2009



                 A member firm of Ernst & Young Global Limited                 1

                                                UBS CREDIT RECOVERY FUND, L.L.C.

                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2008

--------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at fair value
  (cost $411,622,009)                                             $ 337,809,401
Investments in Other Securities, at fair value (cost $197,428)           66,432
Cash and cash equivalents                                           179,419,412
Receivable from Investment Funds                                    106,955,283
Unrealized appreciation from foreign currency contracts               1,644,795
Interest receivable                                                      22,958
Other assets                                                              5,820
--------------------------------------------------------------------------------

TOTAL ASSETS                                                        625,924,101
--------------------------------------------------------------------------------

LIABILITIES
Payables:
  Withdrawals payable                                               205,667,815
  Investment Management Fee                                             792,650
  Professional fees                                                     285,111
  Management Fee                                                        163,997
  Administration fee                                                    118,112
  Other liabilities                                                      19,772
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                   207,047,457
--------------------------------------------------------------------------------

NET ASSETS                                                        $ 418,876,644
--------------------------------------------------------------------------------


MEMBERS' CAPITAL
Represented by:
Net capital contributions                                         $ 491,175,453
Accumulated net unrealized appreciation/(depreciation) on
  investments and other assets and liabilities denominated in
  foreign currencies                                                (72,298,809)
--------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                  $ 418,876,644
--------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                                UBS CREDIT RECOVERY FUND, L.L.C.

                                                         STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------

                                                    YEAR ENDED DECEMBER 31, 2008

--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest                                                          $   1,097,146
--------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                               1,097,146
--------------------------------------------------------------------------------

EXPENSES
Investment Management Fee                                            10,472,673
Management Fee                                                        2,167,048
Administration fee                                                      734,244
Professional fees                                                       599,126
Loan interest                                                             4,008
Other expenses                                                          366,197
--------------------------------------------------------------------------------

TOTAL EXPENSES                                                       14,343,296
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                 (13,246,150)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS
Net realized gain/(loss) from investments                           (18,675,215)
Net change in unrealized appreciation/depreciation
  from investments and foreign currency contracts                  (207,573,133)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS             (226,248,348)
--------------------------------------------------------------------------------

NET DECREASE IN MEMBERS' CAPITAL
  DERIVED FROM OPERATIONS                                         $(239,494,498)
--------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                                                                                    UBS CREDIT RECOVERY FUND, L.L.C.
                                                                                           STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
------------------------------------------------------------------------------------------------------------------------------------

                                                                               YEARS ENDED DECEMBER 31, 2007 AND 2008

------------------------------------------------------------------------------------------------------------------------------------
                                                                      UBS FUND
                                                                   ADVISOR, L.L.C.              MEMBERS                 TOTAL
------------------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2007                               $       23,480             $ 275,539,254          $ 275,562,734

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income/(loss)                                             (170)                (7,499,302)            (7,499,472)
  Net realized gain/(loss) from investments                                 616                 10,608,242             10,608,858
  Net change in unrealized
       appreciation/depreciation from investments                         4,308                 61,337,261             61,341,569
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
      DERIVED FROM OPERATIONS                                             4,754                 64,446,201             64,450,955
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Proceeds from Members' subscriptions                                          -                246,197,843            246,197,843
Members' withdrawals                                                          -                (23,417,671)           (23,417,671)
Offering costs                                                                -                     (2,523)                (2,523)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
      DERIVED FROM CAPITAL TRANSACTIONS                                       -                222,777,649            222,777,649
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2007                             $      28,234              $ 562,763,104          $ 562,791,338
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income/(loss)                                             (140)               (13,246,010)           (13,246,150)
  Net realized gain/(loss) from investments
  Net change in unrealized                                                  (31)               (18,675,184)           (18,675,215)
        appreciation/depreciation from investments                       (7,649)              (207,565,484)          (207,573,133)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
      DERIVED FROM OPERATIONS                                            (7,820)              (239,486,678)          (239,494,498)
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Proceeds from Members' subscriptions                                          -                301,247,619            301,247,619
Members' withdrawals                                                          -               (205,667,815)          (205,667,815)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
      DERIVED FROM CAPITAL TRANSACTIONS                                       -                 95,579,804             95,579,804
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2008                             $      20,414              $ 418,856,230          $ 418,876,644
------------------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.


                                                                              UBS CREDIT RECOVERY FUND, L.L.C.

                                                                                       STATEMENT OF CASH FLOWS

--------------------------------------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31, 2008

--------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in Members' capital derived from operations                                $     (239,494,498)
Adjustments to reconcile net decrease in Member's capital derived from operations to net cash used in operating activities:
  Purchases of investments                                                                    (251,370,394)
  Proceeds from disposition of investments                                                     189,151,005
  Net realized (gain)/loss from investments                                                     18,675,215
  Net change in unrealized appreciation/depreciation from investments                          207,573,133
  Changes in assets and liabilities:
   (Increase) decrease in assets:
    Interest receivable                                                                            112,034
    Receivables from Investment Funds                                                         (106,955,283)
    Other assets                                                                                    (5,820)
   Increase (decrease) in payables:
    Administration fee                                                                              12,946
    Investment Management Fee                                                                       85,791
    Management Fee                                                                                  17,751
    Professional fees                                                                              155,584
    Other liabilities                                                                              (11,562)
--------------------------------------------------------------------------------------------------------------
NET CASH USED IN OPERATING ACTIVITIES                                                         (182,054,098)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                                           301,247,619
Members' withdrawals                                                                           (22,990,186)
Subscriptions received in advance                                                                 (100,000)
--------------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY FINANCING ACTIVITIES                                                      278,157,433

Net increase in cash and cash equivalents                                                       96,103,335
Cash and Cash Equivalents--Beginning of Year                                                    83,316,077
--------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF YEAR                                                  $      179,419,412
--------------------------------------------------------------------------------------------------------------

SUPPLEMENTAL CASH FLOWS DISCLOSURE:
    Interest paid                                                                       $            4,008
--------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                                              UBS CREDIT RECOVERY FUND, L.L.C.

                                                                                          FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------------

                                                                                             DECEMBER 31, 2008

--------------------------------------------------------------------------------------------------------------
     The  following  represents  the  ratios to  average  net  assets  and other supplemental information for the periods indicated:

                                                               YEARS ENDED DECEMBER 31,

                                         2008            2007            2006            2005            2004
                                         ----            ----            ----            ----            ----
     Ratio of net investment
     loss to average net assets(a)      (1.92%)        (1.93%)         (1.78%)         (1.93%)          (1.97%)
     Ratio of total expenses to
     average net assets(a),(b)           2.07%          2.12%           1.99%            2.09%           2.00%
     Portfolio turnover rate            33.56%          4.42%           7.60%           24.36%           6.71%
     Total return(c)                   (28.77%)        18.54%          15.58%            4.36%           9.96%
     Average debt ratio(a)               0.01%          0.24%              -             1.09%              -
     Net asset value at end of year  $418,876,644   $562,791,338    $275,562,734    $196,934,747    $146,190,291


    (a) The average net assets used in the above ratios are calculated using pre-tender net assets.

    (b) Ratio of total expenses to average net assets does not include the impact of expenses and Incentive Allocations or incentive fees related to the underlying Investment Funds.

    (c) Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized. An individual member's ratios and returns may vary from the above based on the timing of capital transactions.

   The accompanying notes are an integral part of these financial statements.

                                                UBS CREDIT RECOVERY FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2008

--------------------------------------------------------------------------------
1.   ORGANIZATION

     UBS Credit Recovery Fund, L.L.C. (the "Fund"), was organized as a limited liability company under the laws of Delaware on April 30, 2002 and commenced operations on August 1, 2002. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize total return over the long-term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets primarily among a select group of portfolio managers who invest in debt and, to a lesser extent, equity securities ("Obligations"), to take advantage of market opportunities and pricing inefficiencies between the perceived value of an Obligation and its market value. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner, or member along with other investors.

     The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Fund Advisor, L.L.C. ("UBSFA", the "Adviser" and, when providing services under the Administration Agreement, the "Administrator"), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund.

     The Adviser is a direct wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

     Initial and additional applications for interests by eligible investors may be accepted at such times as the Adviser may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

     The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that it will recommend to the Directors that the Fund offer to repurchase interests from Members once each year, at year-end. Members can only transfer or assign their membership interests or a portion thereof (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor's initial capital contribution.

                                                UBS CREDIT RECOVERY FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2008

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES

     A.   PORTFOLIO VALUATION

     On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. Under FAS 157, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The adoption of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. FAS 157 was adopted as of January 1, 2008 by the Fund.

     Various inputs are used in determining the fair value of the Fund's investments relating to FAS 157. These inputs are summarized in the three broad levels listed below.

     LEVEL 1--quoted  prices in active markets for identical  securities.
     LEVEL 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.) LEVEL 3--significant unobservable inputs (including Fund's own assumptions in determining the fair value of investments.)

     Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors. The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser has assessed factors including, but not limited to the individual Investment Funds' compliance with FAS 157, price transparency and valuation procedures in place, subscription and redemption activity, level of illiquid securities held, and the existence or absence of certain redemption restrictions. The Adviser and/or the Directors will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. (See Schedule of Portfolio Investments).

     The following is a summary of the inputs used, as of December 31, 2008, in valuing the Fund's investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                                                UBS CREDIT RECOVERY FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2008

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     -----------------------------------------------------------------------------------------------
                                                                        OTHER SECURITIES, FOREIGN
                                                                         CURRENCY CONTRACTS AND
     VALUATION INPUTS                                                 OTHER FINANCIAL INSTRUMENTS *
     -----------------------------------------------------------------------------------------------
     Level 1 - Quoted Prices                                                  $     66,432
     -----------------------------------------------------------------------------------------------
     Level 2 - Other Significant Observable Inputs                               1,644,795
     -----------------------------------------------------------------------------------------------
     Level 3 - Other Significant Unobservable Inputs                           337,809,401
     -----------------------------------------------------------------------------------------------
     TOTAL                                                                    $339,520,628
     -----------------------------------------------------------------------------------------------

         * Other Financial Instruments include Investments in Investment Funds.

         The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

     -----------------------------------------------------------------------------------------------
                                                                       OTHER FINANCIAL INSTRUMENTS*
     -----------------------------------------------------------------------------------------------
     BALANCE AS OF DECEMBER 31, 2007                                          $503,549,585
     -----------------------------------------------------------------------------------------------
       Accrued discounts/premiums                                                        -
     -----------------------------------------------------------------------------------------------
       Realized gain/(loss)                                                    (18,675,215)
     -----------------------------------------------------------------------------------------------
       Change in unrealized appreciation/depreciation                         (209,086,930)
     -----------------------------------------------------------------------------------------------
       Net purchases/(sales)                                                    62,021,961
     -----------------------------------------------------------------------------------------------
       Transfers in and/or out of Level 3                                                -
     -----------------------------------------------------------------------------------------------
     BALANCE AS OF DECEMBER 31, 2008                                          $337,809,401
     -----------------------------------------------------------------------------------------------

     *    Other Financial Instruments include Investments in Investment Funds.

     The fair value of the Fund's assets and liabilities which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments," approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members' Capital.

     B.   INVESTMENT TRANSACTIONS AND INCOME RECOGNITION

     During the year, the Fund accounted for realized gains and losses from Investment Fund transactions based on the pro-rata ratio of the market value and cost of the underlying investment at the date of redemption. Previously the Fund utilized the cost recovery method. Prior year net realized gain/(loss) from investments and net change in unrealized appreciation/depreciation from investments have been reclassified to conform with the current year presentation in the Statement of Changes in Members' Capital. Interest income is recorded on the accrual basis.

                                                UBS CREDIT RECOVERY FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2008

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     C.   FUND COSTS

     The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; interest expense; offering and organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

     D.   INCOME TAXES

     The Fund has reclassified $13,246,150 and $18,675,215 from accumulated net investment loss and accumulated net realized loss on investments, respectively, to net capital contributions during the year ended December 31, 2008. The reclassification was to reflect, as an adjustment to net contributions, the amount of estimated taxable income or loss that have been allocated to the Fund's Members as of December 31, 2008 and had no effect on net assets.

     The Fund is subject to the provisions of Financial Accounting Standards Board (FASB) Interpretation 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004-2007) and the positions to be taken for the federal income tax return to be filed for the tax year ended December 31, 2008 and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended December 31, 2008, the Fund did not incur any interest or penalties.

     Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

     E.   CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

                                                UBS CREDIT RECOVERY FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2008

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     F.   REPURCHASE AGREEMENTS

     From time to time the Fund may enter into repurchase agreements. In connection with such transactions it is the Fund's policy that PFPC Trust Company (an affiliate of PNC Bank, NA), (the "Custodian") take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. As of December 31, 2008, there were no outstanding repurchase agreements.

     G.   USE OF ESTIMATES

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.   RELATED PARTY TRANSACTIONS

     The Adviser provides investment advisory services to the Fund pursuant to an Investment Management Agreement. Pursuant to that agreement, the Fund pays the Adviser a monthly fee (the "Investment Management Fee") at the annual rate of 1.45% of the Fund's net assets, excluding assets attributable to the Adviser and the Administrator.

     The Administrator provides certain administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly fee (the "Management Fee") at an annual rate of 0.30% of the Fund's net assets, excluding assets attributable to the Administrator's and the Adviser's capital account. The Management Fee and the Investment Management Fee will be paid to the Administrator and Adviser out of the Fund's assets and debited against the Members' capital accounts, excluding net assets attributable to the Administrator and the Adviser's capital account. A portion of the Investment Management Fee and the Management Fee is paid by UBSFA to its affiliates.

     UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

                                                UBS CREDIT RECOVERY FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2008

--------------------------------------------------------------------------------


3.   RELATED PARTY TRANSACTIONS (CONTINUED)

     The net increase or decrease in Members' capital derived from operations (net income or loss) is allocated to the capital accounts of all Members on a pro-rata basis, other than the Investment Management Fee and the Management Fee which are similarly allocated to all Members other than the Adviser and the Administrator as described above.

     Each Director of the Fund receives an annual retainer of $7,500 plus a fee for each meeting attended. The Chairman of the Board of Directors and the Chairman of the Audit Committee of the Board of Directors each receive an additional annual retainer in the amounts of $10,000 and $15,000, respectively. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis with eleven other UBS funds where UBS Fund Adviser LLC is the investment adviser. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed by the Fund related to Directors for the year ended December 31, 2008 were $52,693 which is included in other expenses.

     Other investment partnerships sponsored by UBS Americas or its affiliates may also maintain investment interests in the Investment Funds owned by the Fund.

4.   ADMINISTRATION AND CUSTODIAN FEES

     PNC Global Investment Servicing (U.S.), Inc. ("PNC"), formerly PFPC Inc., a member of The PNC Financial Services Group, Inc., serves as Administrative and Accounting Agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PNC receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PNC.

     The Custodian of the Fund's assets provides custodial services for the Fund.

5.   LOAN PAYABLE

     The Fund, along with other UBS sponsored funds maintained during 2008 a $200,000,000 committed, unsecured revolving line of credit with Bank of Montreal, a Canadian chartered bank acting through its Chicago branch.

     For the year ended December 31, 2008 the Fund's average interest rate paid on borrowings was 4.22% per annum and the average borrowings outstanding were $95,082. Interest expense for the year ended December 31, 2008 was $4,008, of which $0 is payable at December 31, 2008. The Fund had no borrowings outstanding at December 31, 2008.

                                                UBS CREDIT RECOVERY FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2008

--------------------------------------------------------------------------------

5.   LOAN PAYABLE (CONTINUED)

     As of December 31, 2008, the Fund no longer maintains this unsecured revolving line of credit.

6.   INVESTMENTS

     As of December 31, 2008, the Fund had investments in Investment Funds, none of which were related parties.

     Aggregate purchases and proceeds from sales of Investment Funds for the year ended December 31, 2008, amounted to $251,370,394 and $189,151,005, respectively.

     The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedule K-1. The Fund has not yet received all such Schedule K-1's for the year ended December 31, 2008.

     The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1.00% to 2.00% (per annum) of net assets and performance incentive fees or allocations of 20.00% of net profits earned. One or more underlying fund investments have entered into a side pocket arrangement.

7.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, equity swaps, distressed investing, merger arbitrage and convertible arbitrage. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

     The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions. The Fund may also purchase and sell forward contracts to seek to increase total return. All commitments are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

                                                UBS CREDIT RECOVERY FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2008

--------------------------------------------------------------------------------

8.   INDEMNIFICATION

     In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

9.   SUBSEQUENT EVENT

     As of December 31, 2008, the Fund had $205,667,815 of withdrawals payable. On January 8, 2009 and January 22, 2009, the Fund paid $168,932,132 and $31,548,554, respectively. The remaining amount payable of $5,187,129 is scheduled to be paid in accordance with the terms of the Fund's December 31, 2008 tender offer.

                                                                                                 UBS CREDIT RECOVERY FUND, L.L.C.
                                                                                                SCHEDULE OF PORTFOLIO INVESTMENTS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                DECEMBER 31, 2008
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                REALIZED AND
                                                                                                                 UNREALIZED
                                                                                                                GAIN/(LOSS)
                                                                                            % OF MEMBERS'           FROM
INVESTMENT FUND                                              COST           FAIR VALUE        CAPITAL           INVESTMENTS
--------------------------------------------------------  ------------     ------------     -------------     ----------------
Trilogy Financial Partners, L.P. (liquidation)              $  17,847,841     $ 17,200,232       4.10%        $   (8,303,809)
Whitebox Hedged High Yield Fund, L.P.                           9,500,000        8,866,099       2.12             (9,100,289)
Whitebox Hedged High Yield, Ltd.                               41,250,000       24,167,011       5.77            (24,185,553)
                                                            -------------     ------------     -------        --------------
     CAPITAL STRUCTURE ARBITRAGE SUBTOTAL                    $ 68,597,841     $ 50,233,342      11.99%        $  (41,589,651)



European Special Opportunities Fund II, Ltd., Class B          20,000,000       19,583,505       4.68               (416,495)
Indus Structured Finance Fund, L.P., Class A                    9,830,930        6,760,539       1.61             (3,510,318)
Marathon Distressed Subprime Fund, L.P.                        20,000,000       14,933,155       3.57             (5,261,318)
Marathon Structured Finance Fund, L.P.                         12,533,859       11,557,999       2.76             (4,954,351)
Marathon Structured Finance Fund, L.P. (side pocket)            2,466,141        2,101,829       0.50               (364,312)
Styx Partners, L.P.                                            43,000,000       48,840,967      11.66             (1,926,392)
                                                            -------------     ------------     -------        --------------
     DIRECT LOANS/STRUCTURED FINANCE SUBTOTAL               $ 107,830,930     $103,777,994      24.78%        $  (16,433,186)



Gramercy Argentina Opportunity Fund, Ltd.                      10,000,000        1,386,284       0.33             (8,826,865)
Gramercy Emerging Markets 3c7, L.L.C.                          20,000,000       10,323,363       2.46            (10,596,686)
Marathon Special Opportunity Fund, L.P.                        22,570,870       21,137,430       5.05             (9,459,591)
Marathon Special Opportunity Fund, L.P. (side pocket 1)         3,306,160        3,664,279       0.87                358,119
Marathon Special Opportunity Fund, L.P. (side pocket 2)         1,685,257        1,961,679       0.47                276,422
Marathon Special Opportunity Fund, L.P. (side pocket 3)           989,135          989,135       0.24                     --
Monarch Debt Recovery Fund, L.P.                                6,750,000       11,658,545       2.78             (5,553,497)
                                                            -------------     ------------     -------        --------------
     DISTRESSED CREDIT SUBTOTAL                             $  65,301,422     $ 51,120,715      12.20%        $  (33,802,098)



Ahab Partners, L.P.                                            16,651,285       14,989,944       3.58             (8,473,507)
Brigade Leveraged Capital Structures Fund, L.P.                31,477,650       25,782,460       6.15            (11,217,540)
Camulos Partners, L.P.                                         18,313,956        7,279,344       1.74            (14,386,305)
Canyon Value Realization Fund, L.P.                             2,168,924        1,895,768       0.45             (9,304,317)
Canyon Value Realization Fund, L.P. (side pocket)              14,621,244       13,544,544       3.23             (1,076,700)
Claren Road Credit Partners, L.P.                              19,054,139       21,696,121       5.18              4,325,739
Claren Road Credit Partners, L.P. (L Interest)                  9,316,528        1,449,215       0.35             (7,867,530)
Cyrus Opportunities Fund II, L.P. (liquidation)                 3,581,304        2,614,539       0.62               (966,765)
Cyrus Opportunities Fund II, L.P. (side pocket 1)                 456,428          448,117       0.11                 (8,311)
Cyrus Opportunities Fund II, L.P. (side pocket 2)               1,420,407        1,545,981       0.37                (35,853)
Harbinger Capital Partners Fund I, L.P.                         1,030,754        2,146,368       0.51            (10,907,847)
Harbinger Capital Partners Fund I, L.P., Class L                6,360,000        6,360,000       1.52                     --
Harbinger Capital Partners Special Situations Fund, L.P.        5,250,000        7,326,386       1.75             (9,745,384)
Harbinger Class PE Holdings (US) Trust                            689,197          661,504       0.16                (27,693)
Knighthead Domestic Fund, L.P.                                 16,000,000       13,860,639       3.31             (2,139,360)
Pardus European Special Opportunities Fund, L.P.
  (liquidation)                                                13,500,000        3,529,311       0.84             (9,426,942)
Redwood Domestic Fund, L.P.                                    10,000,000        7,547,109       1.80             (2,452,891)
                                                            -------------     ------------     -------        --------------
     DIVERSIFIED CREDIT SUBTOTAL                            $ 169,891,816     $132,677,350      31.67%        $  (83,711,206)


Euro/USD FX forward contract                                           --        1,644,795       0.39%        $    1,644,795



Other Securities                                                  197,428           66,432       0.02               (130,996)
Redeemed Investment Funds                                              --               --         --            (52,226,006)
                                                            -------------     ------------     -------        --------------
TOTAL                                                       $ 411,819,437     $339,520,628      81.05%        $ (226,248,348)
                                                            =============     ============     =======        ==============




                                                            INITIAL                                           DOLLAR AMOUNT OF FAIR
                                                          ACQUISITION                      FIRST AVAILABLE       VALUE FOR FIRST
INVESTMENT FUND                                               DATE       LIQUIDITY*          REDEMPTION**     AVAILABLE REDEMPTION
--------------------------------------------------------  -----------    ----------       ----------------    ---------------------

Trilogy Financial Partners, L.P. (liquidation)              1/1/2003         N/A
Whitebox Hedged High Yield Fund, L.P.                       2/1/2004         N/A                  A
Whitebox Hedged High Yield, Ltd.                            9/1/2005         N/A                  A

     CAPITAL STRUCTURE ARBITRAGE SUBTOTAL



European Special Opportunities Fund II, Ltd., Class B       2/1/2008       Quarterly           6/30/2009          19,583,505
Indus Structured Finance Fund, L.P., Class A                5/1/2007    Semi-Annually             B
Marathon Distressed Subprime Fund, L.P.                     9/1/2007    Every 18 months        3/31/2009          14,933,155
Marathon Structured Finance Fund, L.P.                     11/1/2004    Every 18 months
Marathon Structured Finance Fund, L.P. (side pocket)       11/1/2004          N/A
Styx Partners, L.P.                                         8/1/2002       Annually

     DIRECT LOANS/STRUCTURED FINANCE SUBTOTAL



Gramercy Argentina Opportunity Fund, Ltd.                   8/1/2007        Quarterly
Gramercy Emerging Markets 3c7, L.L.C.                       8/1/2007       Semi-Annually
Marathon Special Opportunity Fund, L.P.                    10/1/2002      Every 24 months     9/30/2009***         9,383,323
Marathon Special Opportunity Fund, L.P. (side pocket 1)    10/1/2002          N/A
Marathon Special Opportunity Fund, L.P. (side pocket 2)    10/1/2002          N/A
Marathon Special Opportunity Fund, L.P. (side pocket 3)    10/1/2002          N/A
Monarch Debt Recovery Fund, L.P.                           10/1/2002        Annually

     DISTRESSED CREDIT SUBTOTAL



Ahab Partners, L.P.                                         8/1/2002        Quarterly
Brigade Leveraged Capital Structures Fund, L.P.             2/1/2008        Quarterly
Camulos Partners, L.P.                                      2/1/2006           N/A                C
Canyon Value Realization Fund, L.P.                         8/1/2002         Annually
Canyon Value Realization Fund, L.P. (side pocket)           8/1/2002           N/A
Claren Road Credit Partners, L.P.                          10/1/2006        Quarterly
Claren Road Credit Partners, L.P. (L Interest)             10/1/2006           N/A
Cyrus Opportunities Fund II, L.P. (liquidation)             8/1/2002           N/A
Cyrus Opportunities Fund II, L.P. (side pocket 1)           8/1/2002           N/A
Cyrus Opportunities Fund II, L.P. (side pocket 2)           8/1/2002           N/A
Harbinger Capital Partners Fund I, L.P.                     8/1/2002        Quarterly
Harbinger Capital Partners Fund I, L.P., Class L            8/1/2002           N/A
Harbinger Capital Partners Special Situations Fund, L.P.    8/1/2006       Anniversary
Harbinger Class PE Holdings (US) Trust                      8/1/2002           N/A
Knighthead Domestic Fund, L.P.                              6/1/2008       Every 24 months     6/30/2010          13,860,639
Pardus European Special Opportunities Fund, L.P.
  (liquidation)                                             2/1/2006           N/A
Redwood Domestic Fund, L.P.                                10/1/2008      Every 24 months      9/30/2010           7,547,109

     DIVERSIFIED CREDIT SUBTOTAL


Euro/USD FX forward contract



Other Securities
Redeemed Investment Funds



TOTAL

*    Available frequency of redemptions after initial lock up period.
**   Investment Funds with no date provided can be redeemed in full.
*** The dollar amount of fair value for the first available redemption can be redeemed commencing on the date listed. The remaining investment amount has no lock up or other redemption restrictions.
A The Investment Fund temporarily suspended partner redemptions which expired January 31, 2009.
B Amounts which have redemption restrictions as of 12/31/08 can be redeemed as follows: $3,248,238 during 2009 and $3,512,301 during 2010.
C The Investment Fund temporarily suspended partner redemptions and has not specified the expiration of this suspension.

UBS FINANCIAL SERVICES INC. IS A SUBSIDIARY OF UBS AG

DIRECTORS AND OFFICERS (UNAUDITED)
Information pertaining to the Directors and Officers of the Fund as of 12/31/08 is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS Financial Services Inc.'s, Alternative Investment Group at 800-580-2359.

------------------------------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                                                                  PORTFOLIOS
                                                                                    IN FUND      OTHER TRUSTEESHIPS/
                               TERM OF OFFICE                                       COMPLEX     DIRECTORSHIPS HELD BY
NAME, AGE, ADDRESS AND         AND LENGTH OF        PRINCIPAL OCCUPATION(S)        OVERSEEN     DIRECTOR OUTSIDE FUND
POSITION(S) WITH FUNDS         TIME SERVED(1)         DURING PAST 5 YEARS         BY DIRECTOR          COMPLEX
----------------------         --------------         -------------------         -----------          -------
------------------------------------------------------------------------------------------------------------------------
                                                 INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Meyer Feldberg (66) (3)       Term --           Dean and Professor of               See        Director of: Primedia,
UBS Financial Services Inc.   Indefinite        Management of the Graduate       Footnote 2.   Inc., Macy's, Inc., Revlon,
51 West 52nd Street           Length -- since   School of Business, Columbia                   Inc., NYC Ballet and
New York, NY 10019            Commencement of   University; Senior Advisor to                  SAPPI Ltd. Advisory
Director                      Operations        Morgan Stanley                                 Director of Welsh
                                                                                               Carson Anderson & Stowe.
------------------------------------------------------------------------------------------------------------------------
George W. Gowen (79)          Term --           Law partner of Dunnington,            12       None
UBS Financial Services Inc.   Indefinite        Bartholow & Miller
51 West 52nd Street           Length -- since
New York, NY 10019            Commencement of
Director                      Operations
------------------------------------------------------------------------------------------------------------------------
Stephen H. Penman (62)        Term --           Professor of Financial                12       None
UBS Financial Services Inc.   Indefinite        Accounting of Graduate School
51 West 52nd Street           Length -- since   of Business, Columbia University
New York, NY 10019            July 2004
Director
------------------------------------------------------------------------------------------------------------------------
Virginia G. Breen (45)        Term --           General Partner of Sienna             12       Director of: Modus
UBS Financial Services Inc.   Indefinite        Ventures and General Partner of                Link, Inc; Excelsior
51 West 52nd Street           Length -- since   Blue Rock Capital                              Absolute Return Fund of
New York, NY 10019            June 27, 2008                                                    Funds, L.L.C.;
Director                                                                                       Excelsior Buyout
                                                                                               Investors, L.L.C.;
                                                                                               Excelsior LaSalle
                                                                                               Property Fund Inc; UST
                                                                                               Global Private Markets
                                                                                               Fund L.L.C.
------------------------------------------------------------------------------------------------------------------------
                                           OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Robert F. Aufenanger (55)     Term --           Executive Director of UBS             N/A                N/A
UBS Financial Services Inc.   Indefinite        Alternative Investments US
51 West 52nd Street           Length -- since   since April 2007.    Prior to
New York, NY 10019            May 1, 2007       April 2007, Chief Financial
Principal Accounting Officer                    Officer and Senior Vice
                                                President of Alternative
                                                Investments Group at U.S. Trust
                                                Corporation from 2003 - 2007.
------------------------------------------------------------------------------------------------------------------------
Frank Pluchino (49)           Term --           Assistant Director of                  N/A                N/A
UBS Financial Services Inc.   Indefinite        Compliance of UBS Financial
1000 Harbor Boulevard         Length -- since   Services Inc. since 2003 and
Weehawken, NJ 07086           July 19, 2005     Deputy Director of Compliance
Chief Compliance Officer                        UBS Financial Services of
                                                Puerto Rico Inc. since October
                                                2006.  Prior to 2003, Chief
                                                Compliance Officer of
                                                LibertyView Capital Management,
                                                Inc., an investment adviser,
                                                and LibertyView Alternative
                                                Asset Management, Inc., an NASD
                                                broker-dealer.
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                                                                  PORTFOLIOS
                                                                                    IN FUND      OTHER TRUSTEESHIPS/
                               TERM OF OFFICE                                       COMPLEX     DIRECTORSHIPS HELD BY
NAME, AGE, ADDRESS AND         AND LENGTH OF        PRINCIPAL OCCUPATION(S)        OVERSEEN     DIRECTOR OUTSIDE FUND
POSITION(S) WITH FUNDS         TIME SERVED(1)         DURING PAST 5 YEARS         BY DIRECTOR          COMPLEX
----------------------         --------------         -------------------         -----------          -------
------------------------------------------------------------------------------------------------------------------------
Craig Goos (39)               Term --           Managing Director UBS                 N/A                N/A
UBS Financial Services Inc.   Indefinite        Alternative Investments US
51 West 52nd Street           Length -- since   since September 2008. Prior to
New York, NY 10019            September 18,     September 2008, Managing
Principal Executive Officer   2008              Director of Bear Stearns
                                                Alternative Investment platform
                                                from 2004 - 2008.
------------------------------------------------------------------------------------------------------------------------


(1) For Directors, their terms are for the duration of the term of the Fund, unless his status as a Director shall be sooner terminated by death, adjudicated incompetent, voluntarily withdraw, physically unable to perform duties, removed either by vote or written consent of at two-thirds of the Directors or vote or written consent of Members holding not less than two-thirds of the total number of votes eligible to the cast by all Members.

(2)  Mr.  Feldberg  is  a  director  or  trustee  of  29  investment   companies
     (consisting of 61 portfolios) for which UBS Fund Advisor or one of its affiliates serves as investment advisor, sub-advisor or manager.

(3) Mr. Feldberg is an "interested person" of the Fund because he is an affiliated person of a broker-dealer with which the UBS Financial Services Alternative Investment Group of Funds does business. Mr. Feldberg is not an affiliated person of UBS Financial Services or its affiliates.

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at HTTP://WWW.SEC.GOV and may be reviewed or copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

     Proxy Voting
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available with out charge upon request by calling the UBS Financial Services Inc.'s Alternative Investment Group at 800-580-2359.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The code of ethics may be obtained without charge by calling 800-486-2608.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board had determined that Professor Stephen Penman, a member of the audit committee of the Board, is the audit committee financial expert and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $57,064 in 2008 and $66,615 in 2007. Such audit fees include fees associated with annual audits for providing a report in connection with the registrant's report on form N-SAR.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $16,500 in 2008 and $15,000 in 2007. Audit related fees principally include fees associated with reviewing and providing comments on semi-annual reports.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $49,500 in 2008 and $110,500 in 2007. Tax fees include fees for tax compliance services and assisting management in preparation of tax estimates.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2008 and $0 in 2007

  (e)(1) The registrant's audit committee pre-approves the principal accountant's engagements for audit and non-audit services to the registrant, and certain non-audit services to service Affiliates that are required to be pre-approved, on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the principal accountant's independence.

  (e)(2)  There were  no  services  described in each of paragraphs  (b) through
          (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, because such services were pre-approved.

     (f)  Not applicable.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $2.240 million for 2008 and $3 million for 2007.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

     (a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

     (b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are as follows:

                            UBS FUND ADVISOR, L.L.C.
                      PROXY-VOTING POLICIES AND PROCEDURES

A. INTRODUCTION

     UBS Fund Advisor, L.L.C. (the "Adviser") votes proxies for each fund (each a "Fund," collectively, the "Funds") for which it acts as the Adviser and as such, has adopted these Proxy-Voting Policies and Procedures (these "Policies and Procedures"). The Funds are funds of funds that invest primarily in unregistered investment vehicles ("Investment Funds") which have investors other than the Fund. Generally, each of the Funds may invest a majority of its assets in non-voting securities of Investment Funds. The Investment Funds typically do not submit matters to investors for vote; however, should a matter be submitted for vote and provided the Fund holds voting interests in the Investment Fund, the Adviser will vote proxies in what it views to be in the best interest of the Fund and in accordance with these Policies and Procedures. The Board of Directors (the "Board") of the Funds has adopted these Policies and Procedures as the Funds'. The Adviser will notify the Board of any changes to the Adviser's Policies and Procedures.

B. FIDUCIARY DUTY

     Proxy-voting is an integral part of the Adviser's investment management process. The Adviser is under a fiduciary duty to act in the best interest of the Fund(s) and to vote in a manner it believes to be consistent with efforts to maximize shareholder value. This authority carries with it a responsibility on the Adviser's part to analyze the issues connected with the votes and to evaluate the probable impact of its vote on the value of the investment.

C. VOTING PROCEDURES

     Generally speaking, where the Adviser holds voting rights, it will vote consistent with management's recommendations on routine matters, absent a particular reason to the contrary. Non-routine matters will be voted on a case-by-case basis taking into consideration the best interests of the Fund(s) and the maximization of shareholder value.

D. CONFLICTS OF INTEREST

     Any circumstance or relationship which would compromise a portfolio manager's objectivity in voting proxies in the best interest of the Fund(s) would constitute a conflict of interest. In such situations, the Adviser will address any material conflicts before voting proxies on behalf of the Fund(s). As a matter of policy, the Adviser will presume the existence of a conflict of interest for proxy-voting purposes in situations where:

     o A current investor of the Adviser is affiliated with an Investment Fund soliciting proxies or has communicated its view to the Adviser on an impending proxy vote;

     o The portfolio manager responsible for proxy-voting has identified a personal interest in the Investment Fund soliciting proxies or in the outcome of a shareholder vote;

     o Members of the portfolio management team, including the portfolio manager responsible for proxy-voting, and/or members of senior management, have a personal interest through investment in the Investment Fund soliciting proxies;

     o Members of the Investment Fund or a third party with an interest in the outcome of a shareholder vote have attempted to influence either the Adviser or the portfolio manager responsible for voting a proxy.

     Employees of the Adviser should be aware of the potential for conflicts of interest that may result, on the part of the Adviser, from employees' personal relationships or special circumstances that may result as part of the Adviser's normal course of business. Employees who become aware of any such conflicts of interest are under obligation to bring them to the attention of the Chief Compliance Officer or Legal who will work with appropriate personnel of the Adviser to determine the materiality of the conflict.

     ADDRESSING MATERIAL CONFLICTS OF INTEREST. A conflict of interest will be considered material to the extent it is determined that such conflict has the potential to influence the Adviser's decision-making in the proxy-voting process and the determination will be based on an assessment of the particular facts and circumstances.

     If it is determined that a conflict of interest is not material, the Adviser may vote proxies notwithstanding the existence of the conflict. The Adviser shall maintain a written record of all conflicts of interest identified, the materiality determination, and the method used to resolve the material conflict of interest.

     If it is determined that a conflict of interest is material, the Adviser's Chief Compliance Officer or Legal will work with appropriate personnel of the Adviser to determine a resolution before voting proxies affected by such conflict of interest. Resolutions may include:

     o Disclosing the conflict and obtaining consent before voting (which consent in the case of the Fund(s) may be obtained from the Fund's board of directors);

     o Engaging another party on behalf of the Fund(s) to vote the proxy on its behalf;

     o Engaging a third party to recommend a vote with respect to the proxy based on application of the policies set forth herein; or

     o Such other method as is deemed appropriate under the circumstances given the nature of the conflict.

E. ANNUAL FILING OF PROXY VOTING RECORD

     The Adviser will file an annual report of each proxy voted with respect to the Fund(s) during the preceding twelve-month period ended June 30 on Form N-PX, no later than August 31st of the then year.

F. PROXY-VOTING DISCLOSURES

     Where the Funds hold voting rights, the Funds shall include in their Form N-CSR (Certified Shareholder Report): (i) a description of these Policies and Procedures; (ii) a statement that a description of these Policies and Procedures is available without charge, upon request by taking the specified action; and
(iii) a statement that information regarding how the Adviser voted proxies relating to the Funds during the most recent 12-month period, is available upon request, without charge by taking the specified action.

G. CONTROL PROCESS

To ensure compliance with these Policies and Procedures, at the time of a fund's investment in an Investment Fund, the subscription document will be reviewed to ensure that voting rights have been waived, as is current practice. In the event a fund does not waive voting rights, the Adviser will adhere to these Policies and Procedures.

H. RECORD-KEEPING

     The Adviser shall maintain the following records relating to proxy-voting in an easily accessible place for a period of not less than six years from the end of the fiscal year during which the last entry was made on such record, the first two years on-site:

     o    A copy of the Adviser's current Proxy-Voting Policies and Procedures;

     o    A record of each vote cast by the Adviser on behalf of the Fund(s);

     o A copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote;

     o A copy of any document relating to the identification and resolution of conflicts of interest;

     o A copy of any document created by the Adviser that was material to a proxy-voting decision or that memorialized the basis for that decision; and

     o A copy of each written investor request for information on how the Adviser voted proxies on behalf of the Fund(s), and a copy of any written response from the Adviser to any (written or oral) investor request for information on how the Adviser voted proxies on behalf of the Fund(s).


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                        UBS CREDIT RECOVERY FUND, L.L.C.
                          PORTFOLIO MANAGER DISCLOSURE

The Fund is managed by a portfolio management team, each member of which (each, a "Portfolio Manager" and together, the "Portfolio Managers") is responsible for the day-to-day management of the Fund's portfolio. Norman E. Sienko, Jr., the lead member of the portfolio management team, is primarily responsible for the selection of the Fund's investments, and is jointly responsible for the allocation of the Fund's assets among Investment Funds. Russell Sinder and Joseph M. Sciortino, the other members of the portfolio management team, are jointly and primarily responsible for the allocation of the Fund's investments.

Mr. Sienko has served as a Portfolio Manager of the Fund since its inception, and as head of the Adviser's portfolio management group since 1998. He is also currently an Executive Director of UBS Financial Services. Mr. Sinder has been a Portfolio Manager of the Fund since its inception. Mr. Sinder has been associated with the Adviser since 1998 and is also an Executive Director of UBS Financial Services. Mr. Sciortino has been associated with the Fund since December 2006 and joined the portfolio management team at that time. Mr. Sciortino has been associated with the Adviser since 2006 and is also a Director of UBS Financial Services. Previously, he served as Senior Analyst at Lake Partners, Inc. from April 2001 though August 2006.

The Fund's Portfolio Managers manage multiple accounts for the Adviser, including registered closed-end funds and private domestic and offshore pooled investment vehicles.

Potential conflicts of interest may arise because of the Portfolio Managers' management of the Fund and other accounts. For example, conflicts of interest may arise with the allocation of investment transactions and allocation of limited investment opportunities. Allocations of investment opportunities generally could raise a potential conflict of interest to the extent that the Portfolio Managers may have an incentive to allocate investments that are expected to increase in value to preferred accounts. Conversely, a Portfolio Manager could favor one account over another in the amount or the sequence in which orders to redeem investments are placed. The Portfolio Managers may be perceived to have a conflict of interest if there are a large number of other accounts, in addition to the Fund, that they are managing on behalf of the Adviser. In addition, each Portfolio Manager could be viewed as having a conflict of interest to the extent that one or more Portfolio Managers have an investment in accounts other than the Fund. The Adviser periodically reviews the Portfolio Managers' overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the Fund.

Other accounts may have investment objectives, strategies and risks that differ from those of the Fund. For these or other reasons, the Portfolio Managers may purchase different investments for the Fund and the other accounts, and the performance of investments purchased for the Fund may vary from the performance of the investments purchased for other accounts. The Portfolio Managers may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made for the Fund, which could have the potential to adversely impact the Fund, depending on market conditions.

A potential conflict of interest may be perceived if the Adviser receives a performance-based advisory fee as to one account but not another, because a Portfolio Manager may favor the account subject to the performance fee, whether or not the performance of that account directly determines the Portfolio Manager's compensation.

The Adviser's goal is to provide high quality investment services to all of its clients, while meeting its fiduciary obligation to treat all clients fairly. The Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, the Adviser monitors a variety of areas, including compliance with Fund guidelines. Furthermore, senior investment and business personnel at UBS Financial Services periodically review the performance of the Portfolio Managers.

The Portfolio Managers' compensation is comprised primarily of a fixed salary and a discretionary bonus paid by UBS Financial Services or its affiliates and not by the Fund. A portion of the discretionary bonus may be paid in shares of stock or stock options of UBS AG, the ultimate parent company of the Adviser, subject to certain vesting periods. The amount of a Portfolio Manager's discretionary bonus, and the portion to be paid in shares or stock options of UBS AG, is determined by senior officers of UBS Financial Services. In general, the amount of the bonus will be based on a combination of factors, none of which is necessarily weighted more than any other factor. These factors may include: the overall performance of UBS Financial Services and its Alternative Investment Group; the overall performance of UBS AG; the profitability to UBS Financial Services derived from the management of the Fund and the other accounts managed by the Alternative Investment Group; the absolute performance of the Fund and such other accounts for the preceding year; contributions by the Portfolio Manager to assisting in managing the Alternative Investment Group; participation by the Portfolio Manager in training of personnel; and support by the Portfolio Manager generally to colleagues. The bonus is not based on a precise formula, benchmark or other metric.

The following table lists the number and types of other accounts advised by the Fund's Portfolio Managers and approximate assets under management in those accounts as of the end of the Fund's most recent fiscal year.

NORMAN E. SIENKO, JR.

  REGISTERED INVESTMENT COMPANIES                   POOLED ACCOUNTS                       OTHER ACCOUNTS

   Number of                                  Number of                           Number of
  Accounts(1)         Assets Managed        Accounts(2)      Assets Managed       Accounts           Assets Managed
 ------------        -----------------     -------------    ----------------     ----------         ----------------
       6              1,482,553,302              4            360,754,165

RUSSELL SINDER

   Number of                                  Number of                           Number of
  Accounts(1)         Assets Managed        Accounts(2)      Assets Managed       Accounts           Assets Managed
 ------------        -----------------     -------------    ----------------     ----------         ----------------
       6              1,482,553,302              4            360,754,165



JOSEPH M. SCIORTINO

   Number of                                  Number of                           Number of
  Accounts(1)         Assets Managed        Accounts(2)      Assets Managed       Accounts           Assets Managed
 ------------        -----------------     -------------    ----------------     ----------         ----------------
       6              1,482,553,302              4            360,754,165

(1) Of these accounts, 4 accounts with total assets of approximately $720,554,109 charge performance based advisory fees.
(2) Of these accounts, 3 accounts with total assets of approximately $110,963,736 charge performance-based advisory fees.

None of the Fund's Portfolio Managers beneficially owns any interests in the Fund.

(B)  Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1)  Not applicable.

  (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3)  Not applicable.

     (b)  Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)   UBS Credit Recovery Fund, L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Craig Goos
                          ------------------------------------------------------
                          Craig Goos, Principal Executive Officer

Date     3/6/09
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                          Craig Goos, Principal Executive Officer

Date     3/6/09
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer

Date     3/6/09
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.